Share-based compensation - Other One-Time Award Package (Details) - Supervisory Board Award (Restricted Shares)	Nov. 08, 2023 USD ($) EquityInstruments item	Sep. 05, 2023 USD ($) EquityInstruments item	May 08, 2023 USD ($) EquityInstruments item	Jul. 01, 2022 USD ($) EquityInstruments item	Feb. 09, 2022 USD ($) EquityInstruments item	Jul. 01, 2021 EquityInstruments	Jan. 20, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $	$ 3.52	$ 3.63	$ 4.46	$ 9.68	$ 16.02
Number of Supervisory Board Members that have been granted awards | item	5	1	4	1	4
Number granted | EquityInstruments	149,147	11,478	67,264	11,467	22,880	7,393	15,384